Document and Entity Information	12 Months Ended
Dec. 31, 2025
Cover [Abstract]
Document Type	11-K
Document Period End Date	Dec. 31, 2025
Document Fiscal Year Focus	2025
Document Fiscal Period Focus	FY
Entity Central Index Key	0000719413
Entity Registrant Name	HECLA MINING COMPANY
Amendment Flag	false